Changes in working capital (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Changes in working capital
(Increase) decrease in amounts receivable	$ (4,828)	$ 2,380
Increase in other assets		(1,185)
Decrease (Increase) in inventory	293	(293)
Decrease (Increase) in loans receivable	1,126	(3,872)
(Decrease) Increase in amounts payable and other liabilities	3,009	1,375
Change in working capital	$ (400)	$ 775